INCOME TAX - Income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
INCOME TAX
Current income tax provision	¥ 1,580	$ 221	¥ 30	¥ 18,339
Deferred income tax benefit	0	0	0	0
Income tax expenses (benefit)	¥ 1,580	$ 221	¥ 30	¥ 18,339